UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Focused Global Opportunities Fund
Semiannual Report
May 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2023
Eaton Vance
Focused Global Opportunities Fund

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/14/2021	12/17/2015	6.45%	5.32%	8.71%	8.81%
Class A with 5.25% Maximum Sales Charge	—	—	0.83	(0.18)	7.55	8.03
Class I at NAV	12/17/2015	12/17/2015	6.64	5.28	8.73	8.82

MSCI World Index	—	—	3.92%	2.07%	7.78%	9.24%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	2.91%	2.66%
Net	1.20	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	7.2%
Alphabet, Inc., Class A	4.6
Nestle S.A.	3.9
Amazon.com, Inc.	3.8
Coca-Cola Co. (The)	3.5
JPMorgan Chase & Co.	3.4
Visa, Inc., Class A	3.4
Mondelez International, Inc., Class A	3.2
Danaher Corp.	2.8
Sanofi	2.7
Total	38.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (12/1/22)	Ending Account Value (5/31/23)	Expenses Paid During Period* (12/1/22 – 5/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,064.50	$6.28**	1.22%
Class I	$1,000.00	$1,066.40	$5.00**	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.85	$6.14**	1.22%
Class I	$1,000.00	$1,020.10	$4.89**	0.97%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Australia — 2.3%
CSL, Ltd.	900	$ 179,241
		$ 179,241
Denmark — 2.1%
Novo Nordisk A/S, Class B	1,020	$ 164,150
		$ 164,150
France — 8.1%
LVMH Moet Hennessy Louis Vuitton SE	179	$ 156,505
Safran S.A.	953	138,418
Sanofi	2,080	212,216
Schneider Electric SE	713	123,348
		$ 630,487
Germany — 2.1%
Siemens AG	972	$ 159,955
		$ 159,955
Hong Kong — 2.2%
AIA Group, Ltd.	17,785	$ 170,971
		$ 170,971
India — 2.1%
HDFC Bank, Ltd. ADR	2,513	$ 161,837
		$ 161,837
Japan — 5.1%
Dentsu Group, Inc.	3,295	$ 105,639
Keyence Corp.	211	102,288
Nihon M&A Center Holdings, Inc.	10,566	73,869
Recruit Holdings Co., Ltd.	3,787	115,853
		$ 397,649
Netherlands — 1.9%
ASML Holding NV	199	$ 143,942
		$ 143,942
Spain — 4.1%
Amadeus IT Group S.A.(1)	1,900	$ 136,354
Iberdrola S.A.	15,128	184,740
		$ 321,094
Security	Shares	Value
Switzerland — 7.7%
Nestle S.A.	2,549	$ 302,149
Roche Holding AG PC	527	167,854
TE Connectivity, Ltd.	1,026	125,664
		$ 595,667
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,148	$ 113,181
		$ 113,181
United Kingdom — 0.9%
RELX PLC	2,128	$ 66,552
		$ 66,552
United States — 59.8%
Alphabet, Inc., Class A(1)	2,887	$ 354,726
Amazon.com, Inc.(1)	2,448	295,180
AMETEK, Inc.	999	144,925
Boston Scientific Corp.(1)	3,643	187,542
CDW Corp.	917	157,440
Citigroup, Inc.	4,449	197,180
Coca-Cola Co. (The)	4,557	271,870
Danaher Corp.	958	219,976
Dollar Tree, Inc.(1)	1,356	182,897
GXO Logistics, Inc.(1)	3,392	189,681
Ingersoll Rand, Inc.	2,082	117,966
Intuit, Inc.	446	186,927
Intuitive Surgical, Inc.(1)	427	131,448
JPMorgan Chase & Co.	1,928	261,649
Microsoft Corp.	1,694	556,293
Mondelez International, Inc., Class A	3,395	249,227
TJX Cos., Inc. (The)	2,201	169,015
Verisk Analytics, Inc.	704	154,253
Visa, Inc., Class A	1,172	259,047
Walt Disney Co. (The)(1)	2,146	188,762
Zoetis, Inc.	916	149,317
		$4,625,321
Total Common Stocks (identified cost $5,961,615)		$7,730,047

6
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(2)	170,619	$ 170,619
Total Short-Term Investments (identified cost $170,619)		$ 170,619

Total Investments — 102.1% (identified cost $6,132,234)	$7,900,666
Other Assets, Less Liabilities — (2.1)%	$ (165,404)
Net Assets — 100.0%	$7,735,262
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Health Care	18.2%	$1,411,744
Information Technology	17.9	1,385,735
Industrials	16.6	1,284,820
Financials	13.6	1,050,684
Consumer Staples	13.0	1,006,143
Consumer Discretionary	9.8	757,054
Communication Services	8.4	649,127
Utilities	2.4	184,740
Short-Term Investments	2.2	170,619
Total Investments	102.1%	$7,900,666
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
7
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Statement of Assets and Liabilities (Unaudited)

May 31, 2023
Assets
Unaffiliated investments, at value (identified cost $5,961,615)	$ 7,730,047
Affiliated investment, at value (identified cost $170,619)	170,619
Dividends receivable	16,849
Dividends receivable from affiliated investment	612
Receivable for investments sold	85,243
Receivable for Fund shares sold	13,369
Tax reclaims receivable	8,749
Receivable from affiliates	8,537
Total assets	$8,034,025
Liabilities
Payable for investments purchased	$ 229,941
Payable for Fund shares redeemed	13,257
Payable to affiliates:
Investment adviser and administration fee	5,304
Distribution and service fees	4
Trustees' fees	370
Accrued expenses	49,887
Total liabilities	$ 298,763
Net Assets	$7,735,262
Sources of Net Assets
Paid-in capital	$ 5,954,746
Distributable earnings	1,780,516
Net Assets	$7,735,262
Class A Shares
Net Assets	$ 20,814
Shares Outstanding	1,421
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.65
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.46
Class I Shares
Net Assets	$ 7,714,448
Shares Outstanding	526,947
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.64
On sales of $50,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $5,756)	$ 63,437
Dividend income from affiliated investment	1,775
Non-cash dividend income	4,648
Total investment income	$ 69,860
Expenses
Investment adviser and administration fee	$ 33,281
Distribution and service fees:
Class A	23
Trustees’ fees and expenses	602
Custodian fee	11,551
Transfer and dividend disbursing agent fees	1,323
Legal and accounting services	17,095
Printing and postage	2,030
Registration fees	19,390
Interest expense and fees	1,019
Miscellaneous	3,974
Total expenses	$ 90,288
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 49,782
Total expense reductions	$ 49,782
Net expenses	$ 40,506
Net investment income	$ 29,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 34,522
Foreign currency transactions	701
Net realized gain	$ 35,223
Change in unrealized appreciation (depreciation):
Investments	$ 444,639
Foreign currency	44
Net change in unrealized appreciation (depreciation)	$444,683
Net realized and unrealized gain	$479,906
Net increase in net assets from operations	$509,260
9
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Statements of Changes in Net Assets

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 29,354	$ 46,050
Net realized gain	35,223	109,561
Net change in unrealized appreciation (depreciation)	444,683	(941,350)
Net increase (decrease) in net assets from operations	$ 509,260	$ (785,739)
Distributions to shareholders:
Class A	$ (282)	$ (868)(1)
Class I	(175,579)	(751,865)
Total distributions to shareholders	$ (175,861)	$ (752,733)
Transactions in shares of beneficial interest:
Class A	$ 2,882	$ 19,082(1)
Class I	(2,449,684)	3,065,908
Net increase (decrease) in net assets from Fund share transactions	$(2,446,802)	$3,084,990
Net increase (decrease) in net assets	$(2,113,403)	$1,546,518
Net Assets
At beginning of period	$ 9,848,665	$ 8,302,147
At end of period	$ 7,735,262	$9,848,665
(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
10
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Financial Highlights

Class A
	Six Months Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)
Net asset value — Beginning of period	$ 14.000	$ 17.460
Income (Loss) From Operations
Net investment income(2)	$ 0.037	$ 0.041
Net realized and unrealized gain (loss)	0.841	(1.985)
Total income (loss) from operations	$ 0.878	$ (1.944)
Less Distributions
From net investment income	$ (0.040)	$ (0.081)
From net realized gain	(0.188)	(1.435)
Total distributions	$ (0.228)	$ (1.516)
Net asset value — End of period	$14.650	$14.000
Total Return(3)(4)	6.45% (5)	(12.48)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 21	$ 17
Ratios (as a percentage of average daily net assets):
Expenses (4)	1.22% (6)(7)(8)	1.20% (6)(7)
Net investment income	0.52% (6)	0.31% (6)
Portfolio Turnover	11% (5)	29% (9)
(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.20% and 1.71% of average daily net assets for the six months ended May 31, 2023 and the period ended November 30, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2023 and the period ended November 30, 2022).
(8)	Includes interest expense of 0.02%.
(9)	For the year ended November 30, 2022.
11
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.990	$ 17.250	$ 13.780	$ 12.420	$ 11.530	$ 11.830
Income (Loss) From Operations
Net investment income(1)	$ 0.050	$ 0.083	$ 0.029	$ 0.068	$ 0.103	$ 0.142
Net realized and unrealized gain (loss)	0.851	(1.827)	3.492	1.419	1.648	(0.015)
Total income (loss) from operations	$ 0.901	$ (1.744)	$ 3.521	$ 1.487	$ 1.751	$ 0.127
Less Distributions
From net investment income	$ (0.063)	$ (0.081)	$ (0.051)	$ (0.127)	$ (0.120)	$ (0.120)
From net realized gain	(0.188)	(1.435)	—	—	(0.741)	(0.307)
Total distributions	$ (0.251)	$ (1.516)	$ (0.051)	$ (0.127)	$ (0.861)	$ (0.427)
Net asset value — End of period	$14.640	$13.990	$17.250	$13.780	$12.420	$11.530
Total Return(2)(3)	6.64% (4)	(11.48)%	25.62%	12.06%	17.28%	1.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,714	$ 9,832	$ 8,302	$ 5,801	$ 5,186	$ 4,350
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.97% (5)(6)(7)	0.95% (7)	0.95%	0.95%	0.96% (6)	0.95%
Net investment income	0.71% (5)	0.58%	0.18%	0.55%	0.92%	1.20%
Portfolio Turnover	11% (4)	29%	57%	54%	46%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.20%, 1.71%, 1.37%, 1.95%, 2.07% and 2.32% of average daily net assets for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense of 0.02% and 0.01% for the six months ended May 31, 2023 and the year ended November 30, 2019, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2023 and the period ended November 30, 2022).
12
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
13

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,183,294
Gross unrealized appreciation	$ 1,995,706
Gross unrealized depreciation	(278,334)
Net unrealized appreciation	$1,717,372
14

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.800%
$500 million but less than $1 billion	0.775%
$1 billion but less than $2.5 billion	0.750%
$2.5 billion but less than $5 billion	0.730%
$5 billion and over	0.715%
For the six months ended May 31, 2023, the investment adviser and administration fee amounted to $33,281 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2023, the investment adviser and administration fee paid was reduced by $60 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 31, 2024. Pursuant to this agreement, EVM and EVAIL were allocated $49,722 in total of the Fund’s operating expenses for the six months ended May 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2023, EVM earned $56 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended May 31, 2023. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2023 amounted to $23 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
15

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $915,208 and $3,495,998, respectively, for the six months ended May 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Sales	185	$ 2,600	1,163	$ 18,214
Issued to shareholders electing to receive payments of distributions in Fund shares	21	282	52	868
Net increase	206	$ 2,882	1,215	$ 19,082
Class I
Sales	22,051	$ 309,075	264,722	$ 3,660,472
Issued to shareholders electing to receive payments of distributions in Fund shares	13,322	175,579	45,348	751,865
Redemptions	(211,003)	(2,934,338)	(88,763)	(1,346,429)
Net increase (decrease)	(175,630)	$(2,449,684)	221,307	$ 3,065,908
(1)	For Class A, for the period from the commencement of operations, December 14, 2021, to November 30, 2022.
At May 31, 2023, EVM owned 85.1% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2023.
16

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $170,619, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$60,947	$724,770	$(615,098)	$ —	$ —	$170,619	$1,775	170,619
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 275,018	$ 747,861	$ —	$ 1,022,879
Developed Europe	125,664	1,956,183	—	2,081,847
North America	4,625,321	—	—	4,625,321
Total Common Stocks	$5,026,003	$ 2,704,044*	$ —	$7,730,047
Short-Term Investments	$ 170,619	$ —	$ —	$ 170,619
Total Investments	$5,196,622	$ 2,704,044	$ —	$7,900,666
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
17

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

12  Plan of Reorganization
At a joint special meeting of shareholders held on April 27, 2023, shareholders of the Fund approved the reorganization of the Fund into the Calvert Global Equity Fund, a newly created series of Calvert Management Series, pursuant to an Agreement and Plan of Reorganization. The reorganization is expected to occur on or around September 15, 2023, or such other date as the parties to the Agreement and Plan of Reorganization may agree.
18

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Focused Global Opportunities Fund (the “Fund”) held a Special Meeting of Shareholders on April 27, 2023 for the following purpose: To consider and act upon a proposal to approve an Agreement and Plan of Reorganization, pursuant to which the Fund will transfer all of its assets to Calvert Global Equity Fund in exchange for shares of Calvert Global Equity Fund and the assumption by Calvert Global Equity Fund of all of the liabilities of the Fund. The shareholder meeting results are as follows:
	Number of Shares
For	Against	Abstain
532,385	568	475
19

Eaton Vance
Focused Global Opportunities Fund
May 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
20

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.23

Eaton Vance
International Small-Cap Fund
Semiannual Report
May 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2023
Eaton Vance
International Small-Cap Fund

Eaton Vance
International Small-Cap Fund
May 31, 2023
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	0.90%	(3.59)%	0.52%	5.16%
Class A with 5.25% Maximum Sales Charge	—	—	(4.42)	(8.66)	(0.56)	4.41
Class I at NAV	12/16/2015	12/16/2015	1.05	(3.36)	0.77	5.41

MSCI World ex USA Small Cap Index	—	—	3.02%	(5.16)%	0.87%	5.21%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.45%	1.20%
Net	1.32	1.07
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
International Small-Cap Fund
May 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
iShares MSCI Hong Kong ETF	1.6%
ATS Corp.	1.6
Diploma PLC	1.5
Games Workshop Group PLC	1.5
Azelis Group NV	1.5
BE Semiconductor Industries NV	1.4
Greggs PLC	1.4
Volution Group PLC	1.4
DiscoverIE Group PLC	1.4
IMCD NV	1.4
Total	14.7%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
International Small-Cap Fund
May 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
International Small-Cap Fund
May 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (12/1/22)	Ending Account Value (5/31/23)	Expenses Paid During Period* (12/1/22 – 5/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,009.00	$6.51**	1.30%
Class I	$1,000.00	$1,010.50	$5.26**	1.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.45	$6.54**	1.30%
Class I	$1,000.00	$1,019.70	$5.29**	1.05%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
International Small-Cap Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 92.2%
Security	Shares	Value
Australia — 8.6%
Bapcor, Ltd.	89,006	$ 356,877
BlueScope Steel, Ltd.	14,498	174,848
carsales.com, Ltd.	51,812	781,901
Data#3, Ltd.	129,701	597,051
Dexus	54,059	288,632
Dicker Data, Ltd.	110,870	615,754
Evolution Mining, Ltd.	132,174	297,980
IGO, Ltd.	30,849	286,501
Lynas Rare Earths, Ltd. (1)	22,847	111,514
Northern Star Resources, Ltd.	37,275	315,227
Steadfast Group, Ltd.	180,221	694,756
Westgold Resources, Ltd.(1)	150,339	152,085
WiseTech Global, Ltd.	6,293	305,850
		$ 4,978,976
Austria — 1.4%
ams-OSRAM AG(1)	43,470	$ 320,316
BAWAG Group AG(1)(2)	10,872	474,655
		$ 794,971
Belgium — 2.0%
Azelis Group NV	34,265	$ 840,772
VGP NV	3,054	303,319
		$ 1,144,091
Canada — 8.6%
Agnico Eagle Mines, Ltd.	4,684	$ 238,358
ARC Resources, Ltd.	39,041	470,505
ATS Corp.(1)	20,777	909,902
CAE, Inc.(1)	11,735	239,973
Granite Real Estate Investment Trust	11,134	653,359
Keyera Corp.	16,442	366,993
Killam Apartment Real Estate Investment Trust	49,896	643,227
Pan American Silver Corp.	7,395	112,709
Peyto Exploration & Development Corp.	37,930	305,955
Quebecor, Inc., Class B	15,712	374,657
TMX Group, Ltd.	5,913	643,613
		$ 4,959,251
Denmark — 0.7%
Topdanmark A/S	7,331	$ 380,907
		$ 380,907
Security	Shares	Value
France — 1.2%
IPSOS	14,304	$ 700,971
		$ 700,971
Germany — 2.1%
Encavis AG(1)	15,038	$ 243,895
Jenoptik AG	19,994	667,590
LEG Immobilien SE(1)	5,759	299,940
		$ 1,211,425
Israel — 0.6%
Amot Investments, Ltd.	73,370	$ 360,914
		$ 360,914
Italy — 5.5%
Amplifon SpA	12,088	$ 419,296
BFF Bank SpA(2)	75,153	780,530
DiaSorin SpA	2,135	220,516
FinecoBank Banca Fineco SpA	35,400	472,879
MARR SpA	38,591	603,015
Moncler SpA	9,929	675,739
		$ 3,171,975
Japan — 27.0%
As One Corp.	11,367	$ 432,806
Asahi Intecc Co., Ltd.	26,737	509,488
Azbil Corp.	9,387	296,343
BayCurrent Consulting, Inc.	12,942	473,046
Chiba Bank, Ltd. (The)	100,199	625,153
Cosmos Pharmaceutical Corp.	7,124	676,922
Daiseki Co., Ltd.	13,731	352,569
Dip Corp.	24,823	598,940
Fukuoka Financial Group, Inc.	30,419	563,801
Goldwin, Inc.	7,005	588,298
Hoshizaki Corp.	8,166	293,221
JMDC, Inc.	9,297	379,830
Kobe Bussan Co., Ltd.	8,098	223,183
Kose Corp.	4,938	494,946
Kyoritsu Maintenance Co., Ltd.	13,970	491,402
LaSalle Logiport REIT	613	738,383
Lion Corp.	56,514	545,363
Mitsubishi Research Institute, Inc.	9,573	351,230
Mitsui Fudosan Logistics Park, Inc.	185	666,056
Miura Co., Ltd.	21,516	570,468
Nihon M&A Center Holdings, Inc.	40,220	281,187
Nissan Chemical Corp.	10,095	437,923
NOF Corp.	11,518	489,668

6
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Co., Ltd.	62,894	$ 419,539
Sakata Seed Corp.	17,170	480,083
Sanwa Holdings Corp.	52,903	615,227
Sumco Corp.	46,768	665,711
T Hasegawa Co., Ltd.	22,681	489,337
Tosei Corp.	48,730	581,957
USS Co., Ltd.	38,752	629,740
Yamaha Corp.	16,641	658,283
		$15,620,103
Luxembourg — 0.2%
APERAM S.A.	4,533	$ 148,982
		$ 148,982
Netherlands — 3.9%
BE Semiconductor Industries NV	7,425	$ 820,986
Euronext NV(2)	9,478	632,421
IMCD NV	5,195	783,082
		$ 2,236,489
New Zealand — 1.7%
EBOS Group, Ltd.	21,980	$ 556,252
Spark New Zealand, Ltd.	132,811	412,219
		$ 968,471
Norway — 1.5%
Entra ASA(2)	36,342	$ 315,159
SmartCraft ASA(1)	254,722	465,883
TGS ASA	8,667	119,123
		$ 900,165
Portugal — 0.7%
NOS SGPS S.A.	105,613	$ 390,007
		$ 390,007
Singapore — 0.8%
Daiwa House Logistics Trust	1,087,439	$ 458,458
		$ 458,458
Spain — 1.5%
Acciona S.A.	2,484	$ 402,598
Inmobiliaria Colonial Socimi S.A.	81,699	479,684
		$ 882,282
Security	Shares	Value
Sweden — 5.6%
AddTech AB, Class B	31,449	$ 647,098
Boliden AB(1)	6,053	184,930
Bravida Holding AB(2)	59,748	584,874
Indutrade AB	20,885	493,044
Lagercrantz Group AB, Class B	31,900	387,105
Sdiptech AB, Class B(1)	28,866	673,295
SSAB AB, Class B	44,168	273,917
		$ 3,244,263
Switzerland — 0.7%
Galenica AG(2)	5,471	$ 428,002
		$ 428,002
United Kingdom — 16.9%
Abcam PLC, ADR(1)	42,910	$ 692,997
Bellway PLC	6,967	196,263
Capricorn Energy PLC	55,089	133,945
Cranswick PLC	19,344	779,523
Diploma PLC	23,811	898,989
DiscoverIE Group PLC	79,858	787,185
Games Workshop Group PLC	7,154	843,521
Grainger PLC	102,806	318,168
Greggs PLC	24,428	816,462
JTC PLC(2)	82,054	713,877
Judges Scientific PLC	6,009	727,182
Nomad Foods, Ltd.(1)	16,009	272,953
Shaftesbury Capital PLC	264,743	396,199
St. James's Place PLC	45,188	629,159
Volution Group PLC	143,959	801,599
Watches of Switzerland Group PLC(1)(2)	29,425	246,069
Wise PLC, Class A(1)	76,378	553,476
		$ 9,807,567
United States — 1.0%
Autoliv, Inc.	6,959	$ 567,159
		$ 567,159
Total Common Stocks (identified cost $51,350,907)		$53,355,429

Exchange-Traded Funds — 4.7%
Security	Shares	Value
Equity Funds — 4.7%
iShares MSCI EAFE Small-Cap ETF	9,848	$ 573,055
iShares MSCI Hong Kong ETF	49,978	947,083

7
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Funds (continued)
iShares MSCI Singapore ETF	35,976	$ 674,910
iShares S&P/TSX SmallCap Index ETF	40,960	525,616
Total Exchange-Traded Funds (identified cost $3,021,276)		$ 2,720,664

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(3)	1,713,865	$ 1,713,865
Total Short-Term Investments (identified cost $1,713,865)		$ 1,713,865

Total Investments — 99.9% (identified cost $56,086,048)	$57,789,958
Other Assets, Less Liabilities — 0.1%	$ 84,642
Net Assets — 100.0%	$57,874,600
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $4,175,587 or 7.2% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	20.7%	$11,991,192
Financials	12.4	7,165,227
Real Estate	11.2	6,503,455
Consumer Discretionary	10.5	6,069,813
Information Technology	9.5	5,493,819
Consumer Staples	7.1	4,075,988
Materials	6.4	3,713,979
Health Care	6.3	3,639,187
Exchange-Traded Funds	4.7	2,720,664
Communication Services	4.6	2,659,755
Energy	2.4	1,396,521
Utilities	1.1	646,493
Short-Term Investments	3.0	1,713,865
Total Investments	99.9%	$57,789,958

8
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Statement of Assets and Liabilities (Unaudited)

May 31, 2023
Assets
Unaffiliated investments, at value (identified cost $54,372,183)	$ 56,076,093
Affiliated investment, at value (identified cost $1,713,865)	1,713,865
Foreign currency, at value (identified cost $20,825)	20,872
Dividends receivable	132,960
Dividends receivable from affiliated investment	5,192
Tax reclaims receivable	52,770
Total assets	$58,001,752
Liabilities
Payable for Fund shares redeemed	$ 10,999
Payable to affiliates:
Investment adviser and administration fee	45,266
Distribution and service fees	245
Trustees' fees	1,406
Other	3,164
Accrued expenses	66,072
Total liabilities	$ 127,152
Net Assets	$57,874,600
Sources of Net Assets
Paid-in capital	$ 60,859,418
Accumulated loss	(2,984,818)
Net Assets	$57,874,600
Class A Shares
Net Assets	$ 1,109,575
Shares Outstanding	92,315
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.02
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.69
Class I Shares
Net Assets	$ 56,765,025
Shares Outstanding	4,706,747
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.06
On sales of $50,000 or more, the offering price of Class A shares is reduced.
9
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $93,466)	$ 1,014,964
Dividend income from affiliated investment	26,562
Total investment income	$ 1,041,526
Expenses
Investment adviser and administration fee	$ 263,467
Distribution and service fees:
Class A	1,432
Trustees’ fees and expenses	2,056
Custodian fee	22,258
Transfer and dividend disbursing agent fees	3,614
Legal and accounting services	15,350
Printing and postage	1,996
Registration fees	18,298
Miscellaneous	5,249
Total expenses	$ 333,720
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 25,827
Total expense reductions	$ 25,827
Net expenses	$ 307,893
Net investment income	$ 733,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,944,962)
Foreign currency transactions	(6,854)
Net realized loss	$(1,951,816)
Change in unrealized appreciation (depreciation):
Investments	$ 1,844,195
Foreign currency	(5,655)
Net change in unrealized appreciation (depreciation)	$ 1,838,540
Net realized and unrealized loss	$ (113,276)
Net increase in net assets from operations	$ 620,357
10
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Statements of Changes in Net Assets

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 733,633	$ 811,831
Net realized loss	(1,951,816)	(2,753,544)
Net change in unrealized appreciation (depreciation)	1,838,540	(12,502,076)
Net increase (decrease) in net assets from operations	$ 620,357	$(14,443,789)
Distributions to shareholders:
Class A	$ (10,863)	$ (41,567)
Class I	(613,137)	(4,506,072)
Total distributions to shareholders	$ (624,000)	$ (4,547,639)
Transactions in shares of beneficial interest:
Class A	$ 19,852	$ 505,079
Class I	1,355,820	993,061
Net increase in net assets from Fund share transactions	$ 1,375,672	$ 1,498,140
Net increase (decrease) in net assets	$ 1,372,029	$(17,493,288)
Net Assets
At beginning of period	$ 56,502,571	$ 73,995,859
At end of period	$57,874,600	$ 56,502,571
11
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Financial Highlights

	Class A
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.030	$ 15.960	$ 13.790	$ 12.670	$ 11.790	$ 13.440
Income (Loss) From Operations
Net investment income(1)	$ 0.136	$ 0.125	$ 0.065	$ 0.037	$ 0.131	$ 0.138
Net realized and unrealized gain (loss)	(0.031)	(3.141)	2.221	1.287	1.233	(1.329)
Total income (loss) from operations	$ 0.105	$ (3.016)	$ 2.286	$ 1.324	$ 1.364	$ (1.191)
Less Distributions
From net investment income	$ (0.115)	$ (0.198)	$ (0.116)	$ (0.204)	$ (0.096)	$ (0.202)
From net realized gain	—	(0.716)	—	—	(0.388)	(0.257)
Total distributions	$ (0.115)	$ (0.914)	$ (0.116)	$ (0.204)	$ (0.484)	$ (0.459)
Net asset value — End of period	$12.020	$12.030	$15.960	$13.790	$12.670	$11.790
Total Return(2)(3)	0.90% (4)	(20.24)%	16.66%	10.54%	12.37%	(9.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,110	$ 1,090	$ 703	$ 1,417	$ 1,717	$ 1,511
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.30% (5)(6)	1.36% (6)	1.40%	1.40%	1.40%	1.40%
Net investment income	2.26% (5)	0.99%	0.42%	0.30%	1.12%	1.05%
Portfolio Turnover	21% (4)	51%	59%	61%	70%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.07%, 0.01%, 0.16%, 0.21% and 0.26% of average daily net assets for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2023 and the year ended November 30, 2022).
12
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.070	$ 16.030	$ 13.850	$ 12.720	$ 11.840	$ 13.470
Income (Loss) From Operations
Net investment income(1)	$ 0.152	$ 0.171	$ 0.131	$ 0.074	$ 0.161	$ 0.143
Net realized and unrealized gain (loss)	(0.031)	(3.169)	2.200	1.289	1.242	(1.311)
Total income (loss) from operations	$ 0.121	$ (2.998)	$ 2.331	$ 1.363	$ 1.403	$ (1.168)
Less Distributions
From net investment income	$ (0.131)	$ (0.246)	$ (0.151)	$ (0.233)	$ (0.135)	$ (0.205)
From net realized gain	—	(0.716)	—	—	(0.388)	(0.257)
Total distributions	$ (0.131)	$ (0.962)	$ (0.151)	$ (0.233)	$ (0.523)	$ (0.462)
Net asset value — End of period	$12.060	$12.070	$16.030	$13.850	$12.720	$11.840
Total Return(2)(3)	1.05% (4)	(20.05)%	16.86%	10.82%	12.73%	(9.03)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 56,765	$ 55,413	$ 73,293	$ 49,028	$ 42,132	$ 31,389
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.05% (5)(6)	1.11% (6)	1.15%	1.15%	1.15%	1.15%
Net investment income	2.51% (5)	1.35%	0.82%	0.61%	1.37%	1.08%
Portfolio Turnover	21% (4)	51%	59%	61%	70%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.07%, 0.01%, 0.16%, 0.21% and 0.26% of average daily net assets for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2023 and the year ended November 30, 2022).
13
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
14

Eaton Vance
International Small-Cap Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At November 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $2,663,234 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2022, $2,663,234 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 56,887,053
Gross unrealized appreciation	$ 6,471,025
Gross unrealized depreciation	(5,568,120)
Net unrealized appreciation	$ 902,905
15

Eaton Vance
International Small-Cap Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%
For the six months ended May 31, 2023, the investment adviser and administration fee amounted to $263,467 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2023, the investment adviser and administration fee paid was reduced by $976 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30% and 1.05% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2024. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $24,851 in total of the Fund’s operating expenses for the six months ended May 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2023, EVM earned $1,088 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charges on sales of Class A shares for the six months ended May 31, 2023. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2023 amounted to $1,432 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
16

Eaton Vance
International Small-Cap Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $13,301,098 and $12,083,168, respectively, for the six months ended May 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	8,538	$ 102,785	57,659	$ 640,603
Issued to shareholders electing to receive payments of distributions in Fund shares	729	8,475	2,643	41,567
Redemptions	(7,535)	(91,408)	(13,775)	(177,091)
Net increase	1,732	$ 19,852	46,527	$ 505,079
Class I
Sales	312,378	$ 3,737,316	1,005,433	$ 13,884,660
Issued to shareholders electing to receive payments of distributions in Fund shares	52,675	613,137	286,100	4,506,072
Redemptions	(248,014)	(2,994,633)	(1,275,435)	(17,397,671)
Net increase	117,039	$ 1,355,820	16,098	$ 993,061
At May 31, 2023, EVM and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 75.5% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2023.
17

Eaton Vance
International Small-Cap Fund
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,713,865, which represents 3.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,443,827	$9,809,169	$(9,539,131)	$ —	$ —	$1,713,865	$26,562	1,713,865
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$ 22,026,008	$ —	$ 22,026,008
Developed Europe	965,950	24,476,147	—	25,442,097
Developed Middle East	—	360,914	—	360,914
North America	5,526,410	—	—	5,526,410
Total Common Stocks	$ 6,492,360	$ 46,863,069*	$ —	$53,355,429
Exchange-Traded Funds	$ 2,720,664	$ —	$ —	$ 2,720,664
Short-Term Investments	1,713,865	—	—	1,713,865
Total Investments	$ 10,926,889	$ 46,863,069	$ —	$57,789,958
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

Eaton Vance
International Small-Cap Fund
May 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
19

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
20

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
21

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
22

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This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: July 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 25, 2023